General and Administrative Expenses - Additional information (Details) - USD ($) $ in Thousands							12 Months Ended
	Apr. 01, 2026	Apr. 01, 2025	Apr. 01, 2024	Apr. 01, 2023	Apr. 01, 2022	Apr. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Legal and professional costs relating to the Transaction/2021 Transaction, included in other general and administrative expenses							$ 4,344	$ 136	$ 10,698
Cash settled awards granted in 2021
General and administrative expenses
Value of cash settled awards granted to selected employees						$ 3,355
Settlement period (in years)						3 years
Cash settled awards granted in 2022
General and administrative expenses
Value of cash settled awards granted to selected employees					$ 6,000
Percentage of settlement of awards granted to selected employees		50.00%	25.00%	25.00%
Cash settled awards granted in 2023
General and administrative expenses
Value of cash settled awards granted to selected employees				$ 5,976
Percentage of settlement of awards granted to selected employees	50.00%	25.00%	25.00%